Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of cash and cash equivalent
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Cash on hand	-	20
Cash at bank	67	11
Restricted cash at bank(1)	65	66
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	132	97